Short-Term and Long-Term Borrowings (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Short-Term And Long-Term Borrowings [Line Items]
Total amount of loans	$ 8,288,380	$ 8,761,760
Bear interest rate	0.00%	4.00%	8.00%
Interest expense	$ 630,893	$ 489,677	$ 315,012
Long-term borrowing amount	95,901	71,743	46,670
Short-Term Debt [Member]
Short-Term And Long-Term Borrowings [Line Items]
Short-term borrowing interest expense	1,109,636	1,086,384	$ 998,758
Total amount of loans	14,959,966	16,244,870
Mr. Tao Ling [Member]
Short-Term And Long-Term Borrowings [Line Items]
Bank loans	280,938	284,998
Fixed certificate of deposit	310,437	314,922
Restricted cash	310,437	314,922
Long term bank loans	2,107,038	1,424,988
Mr. Tao Ling [Member] | Short Term Bank Loans [Member]
Short-Term And Long-Term Borrowings [Line Items]
Total amount of loans	2,809,383	$ 3,277,474
Bank of Chengdu and China [Member]
Short-Term And Long-Term Borrowings [Line Items]
Total amount of loans	2,107,038
Bank of Nanjing [Member]
Short-Term And Long-Term Borrowings [Line Items]
Total amount of loans	$ 142,499